PAYROLL AND SOCIAL SECURITY TAXES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Salaries	$ 5,069	$ 5,388
Social security tax	6,755	5,508
Provision for vacation and bonus	28,378	19,218
Directors fees	216	186
Other	54	28
TOTAL	$ 40,472	$ 30,328